Intangible Assets, Net - Summary of Intangible Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 57,026	¥ 55,391
Less: accumulated amortization	(8,050)	(4,686)
Total	48,976	50,705
Systems software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	5,026	3,391
Government cooperative agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 52,000	¥ 52,000